SCHEDULE OF INVESTMENTS

Growth (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Cable & Satellite – 0.7%
Comcast Corp., Class A	133	$5,306

Interactive Home Entertainment – 1.6%
Electronic Arts, Inc.(A)	117	11,901

Interactive Media & Services – 8.1%
Alphabet, Inc., Class A(A)	30	35,024
Alphabet, Inc., Class C(A)	12	14,116
Facebook, Inc., Class A(A)	71	11,785

		60,925

Total Communication Services - 10.4%		78,132

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 3.0%
V.F. Corp.	264	22,918

Automobile Manufacturers – 1.4%
Ferrari N.V.	79	10,503

Footwear – 2.7%
NIKE, Inc., Class B	237	19,992

Home Improvement Retail – 2.3%
Home Depot, Inc. (The)	88	16,944

Internet & Direct Marketing Retail – 7.0%
Amazon.com, Inc.(A)	21	37,045
Booking Holdings, Inc.(A)	9	15,704

		52,749

Specialty Stores – 1.2%
Ulta Beauty, Inc.(A)	27	9,381

Total Consumer Discretionary - 17.6%		132,487

Consumer Staples
Personal Products – 2.2%
Estee Lauder Co., Inc. (The), Class A	99	16,356

Soft Drinks – 0.4%
Monster Beverage Corp.(A)	60	3,264

Total Consumer Staples - 2.6%		19,620

Financials
Financial Exchanges & Data – 4.7%
CME Group, Inc.	151	24,818
S&P Global, Inc.	50	10,602

		35,420

Investment Banking & Brokerage – 0.5%
Charles Schwab Corp. (The)	78	3,344

Total Financials - 5.2%		38,764

Health Care
Health Care Equipment – 5.8%
Abiomed, Inc.(A)	24	6,740
Danaher Corp.	155	20,397
Intuitive Surgical, Inc.(A)	28	16,148

		43,285

Life Sciences Tools & Services – 1.3%
Illumina, Inc.(A)	32	9,942

Managed Health Care – 1.8%
UnitedHealth Group, Inc.	54	13,253

Pharmaceuticals – 5.2%
Elanco Animal Health, Inc.(A)	23	725
Pfizer, Inc.	403	17,128
Zoetis, Inc.	212	21,302

		39,155

Total Health Care - 14.1%		105,635

Industrials
Aerospace & Defense – 2.7%
Boeing Co. (The)	28	10,718
Northrop Grumman Corp.	37	9,975

		20,693

Construction Machinery & Heavy Trucks – 0.9%
Caterpillar, Inc.	53	7,154

Industrial Machinery – 0.7%
Stanley Black & Decker, Inc.	39	5,297

Railroads – 1.2%
Union Pacific Corp.	52	8,711

Research & Consulting Services – 5.9%
CoStar Group, Inc.(A)	41	19,030
Verisk Analytics, Inc., Class A	191	25,363

		44,393

Trucking – 1.5%
J.B. Hunt Transport Services, Inc.	109	11,000

Total Industrials - 12.9%		97,248

Information Technology
Application Software – 7.7%
Adobe, Inc.(A)	80	21,399
Intuit, Inc.	89	23,344
salesforce.com, Inc.(A)	82	13,018

		57,761

Data Processing & Outsourced Services – 12.3%
FleetCor Technologies, Inc.(A)	35	8,705
MasterCard, Inc., Class A	113	26,656
PayPal, Inc.(A)	223	23,160
Visa, Inc., Class A	219	34,252

		92,773

Internet Services & Infrastructure – 2.6%
VeriSign, Inc.(A)	107	19,373

Systems Software – 7.9%
Microsoft Corp.	504	59,406

Technology Hardware, Storage & Peripherals – 4.6%
Apple, Inc.	181	34,317

Total Information Technology - 35.1%		263,630

Real Estate
Specialized REITs – 1.8%
American Tower Corp., Class A	67	13,223

Total Real Estate - 1.8%		13,223

TOTAL COMMON STOCKS – 99.7%		$748,739

(Cost: $537,119)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.710%, 4-5-19(B)	$2,007	2,007

TOTAL SHORT-TERM SECURITIES – 0.3%		$2,007

(Cost: $2,007)

TOTAL INVESTMENT SECURITIES – 100.0%		$750,746

(Cost: $539,126)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(219)

NET ASSETS – 100.0%		$750,527

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$748,739	$—	$—
Short-Term Securities	—	2,007	—

Total	$748,739	$2,007	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$539,126

Gross unrealized appreciation	217,990
Gross unrealized depreciation	(6,370)

Net unrealized appreciation	$211,620